Fair Value (Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2018	Mar. 31, 2017
Financial liabilities:
Long-term debt		¥ 1,955,636	¥ 1,496,488
Carrying amount
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		61,381,000	60,943,000
Investments		2,518,000	3,817,000
Loans, net of allowance for loan losses	[1]	83,088,000	81,662,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		43,921,000	42,205,000
Interest-bearing deposits		113,558,000	110,125,000
Due to trust accounts		3,993,000	4,123,000
Other short-term borrowings		1,688,000	1,477,000
Long-term debt		10,970,000	13,009,000
Estimated fair value
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		61,381,000	60,943,000
Investments		2,522,000	3,846,000
Loans, net of allowance for loan losses	[1]	84,041,000	82,696,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		43,921,000	42,205,000
Interest-bearing deposits		113,540,000	110,124,000
Due to trust accounts		3,993,000	4,123,000
Other short-term borrowings		1,688,000	1,477,000
Long-term debt		10,995,000	13,078,000
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		1,206,000	1,063,000
Investments		1,984,000	3,097,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		22,898,000	20,544,000
Interest-bearing deposits		61,719,000	56,738,000
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		60,175,000	59,880,000
Investments		538,000	749,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		21,023,000	21,661,000
Interest-bearing deposits		51,821,000	53,386,000
Due to trust accounts		3,993,000	4,123,000
Other short-term borrowings		1,688,000	1,477,000
Long-term debt		10,098,000	12,120,000
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance for loan losses	[1]	84,041,000	82,696,000
Financial liabilities:
Long-term debt		¥ 897,000	¥ 958,000

[1]	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.